SUPPLEMENT TO THE FIRST INVESTORS EQUITY FUNDS PROSPECTUS
                     dated January 29, 2002, relating to the
                         FIRST INVESTORS BLUE CHIP FUND
                                   a series of
                           First Investors Series Fund




1. The S&P 500 Index 10 year performance return, located in the average annual total return table on page 20, is hereby deleted and replaced with the following return: 12.93%

This Supplement is dated February 22, 2002.

FEBBLC02

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           SUPPLEMENT TO THE FIRST INVESTORS BLUE CHIP FUND PROSPECTUS
                             dated January 29, 2002
                                   a series of
                           First Investors Series Fund




1. The S&P 500 Index 10 year performance return, located in the average annual total return table on page 7, is hereby deleted and replaced with the following return: 12.93%

This Supplement is dated February 22, 2002.

FEBBLCSA02